Bank Borrowing - Schedule of Maturities of the Bank Borrowings (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Maturities of the Bank Borrowings [Abstract]
2025			$ 1,173,480
2026	1,144,464	147,105	1,173,480
2027	1,144,464	147,105	1,173,480
2028	1,144,464	147,105	1,173,480
2029	1,144,464	147,105	1,173,480
More than five years	4,577,819	588,413	4,693,873
Total bank borrowing payments	9,155,675	1,176,833	10,561,273
Less: imputed interest	(1,024,802)	(131,720)	(1,561,273)
Total	$ 8,130,873	$ 1,045,113	$ 9,000,000